UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	04/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Cash Advantage Fund for the 12-month period ended April 30, 2005. During the reporting period, the fund produced yields of 1.72% for Administrative shares, 1.39% for Participant shares, 1.79% for Institutional shares and 1.54% for Investor shares.Taking into account the effects of compounding, the fund produced effective yields1 of 1.73% for Administrative shares, 1.40% for Participant shares, 1.80% for Institutional shares and 1.55% for Investor shares.2

The Economy

The reporting period was characterized by steadily rising interest rates in a moderately growing U.S. economy. In April 2004, just as the reporting period began, an unexpectedly strong employment report and rising energy prices led to renewed investors’ concerns that long-dormant inflationary pressures might be reemerging, and money market yields began to rise from historical lows at the longer end of the maturity spectrum. At the same time, longer-term bond prices fell sharply as investors revised their inflation expectations higher.

While the Federal Reserve Board (the “Fed”) left interest rates unchanged in May, it indicated that future rate hikes were likely to be “measured,” and investors began to anticipate that the Fed might tighten monetary policy as early as the next meeting of the Federal Open Market Committee (“FOMC”) in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years. Because most investors had anticipated the Fed’s initial move, the money markets had already reflected its impact.

However, the economy appeared to hit a “soft patch” in the summer as the number of jobs created in June and July failed to meet expectations.As a result, longer-term bond prices rallied, and their yields

2

fell. Money market yields rose, however, when the Fed again increased the federal funds rate at the August and September FOMC meetings.

Economic activity continued to gather momentum in the fall of 2004, and energy prices hit their 2004 peak in October amid rising global demand for a limited supply of oil and gas. In November, the end of the presidential election lifted a cloud of uncertainty from the financial markets, as evidenced by a strong stock market rally near year-end. At its December 2004 FOMC meeting, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend, albeit at a somewhat slower rate than is typical during economic recoveries. Indeed, it was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

As most analysts expected, the Fed raised its target for the federal funds rate another 25 basis points to 2.5% at its FOMC meeting in February 2005. The seventh rate hike of the current tightening cycle followed in late March. In its announcement of the March rate increase the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.”This more hawkish tone, together with additional evidence of economic strength, caused investors’ inflation concerns to intensify.

Even as the Fed’s fuelled inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added a stronger-than-expected 274,000 jobs in April, and employment statistics for February and March were revised upward by 93,000 jobs. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties encountered by the airline and automotive industries largely were regarded as threats to consumer and business confidence and spending in the months ahead.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Portfolio Focus

As inflationary pressures and expectations of higher interest rates intensified early in the reporting period, we began to shift toward a more defensive investment posture by allowing the fund’s weighted average maturity to fall toward a range shorter than industry averages.

Just days after the reporting period’s end, the Fed implemented its eighth consecutive rate hike, increasing the federal funds rate to 3%. Like many market participants, we expect further increases in short-term interest rates as the Fed attempts to reach a “neutral” posture, but we believe that recent economic cross-currents have made the Fed more sensitive to incoming economic data. Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and capture potentially higher yields should they become available.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[2]	Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield for its Administrative shares, Participant shares, Institutional shares and Investor shares would have been 1.68%, 1.35%, 1.75% and 1.50%, respectively.The fund’s effective yield would have been 1.69%, 1.36%, 1.76% and 1.51%, respectively.

4

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .55	$ .95	$ 1.84	$ 2.44
Ending value (after expenses)	$1,011.50	$1,011.20	$1,010.30	$1,009.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30,				2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .55	$ .95	$ 1.86	$ 2.46
Ending value (after expenses)	$1,024.25	$1,023.85	$1,022.96	$1,022.36

† Expenses are equal to the fund’s annualized expense ratio of .11% for Institutional Advantage, .19% for Administrative Advantage, .37% for Investor Advantage and .49% for Participant Advantage; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
April 30, 2005

	Principal
Negotiable Bank Certificates of Deposit—44.6%	Amount ($)	Value ($)

American Express Centurion Bank
2.80%, 5/3/2005	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.82%, 5/9/2005	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
2.80%, 5/2/2005	225,000,000	225,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.80%, 5/5/2005	50,000,000	50,000,000
Citibank N.A.
2.89%, 6/6/2005	100,000,000	100,000,000
Credit Suisse (Yankee)
2.80%, 5/2/2005	300,000,000	300,000,000
Danske Bank A/S (Yankee)
2.80%, 5/5/2005	300,000,000	300,000,000
Depfa Bank PLC (Yankee)
2.88%, 6/6/2005	200,000,000	200,000,000
Eurohypo AG (Yankee)
3.00%, 5/26/2005	100,000,000	100,000,692
KBC Bank N.V. (London)
2.84%, 5/5/2005	200,000,000	200,000,222
KBC Bank N.V. (Yankee)
2.81%, 5/6/2005	50,000,000	50,000,000
Svenska Handelsbanken (Yankee)
2.80%—3.00%, 5/3/2005—5/31/2005	337,000,000	337,000,362
Toronto-Dominion Bank (Yankee)
2.88%, 6/8/2005	200,000,000	200,000,000
Union Bank of California, N.A.
3.00%, 5/26/2005	150,000,000	150,000,000
Washington Mutual Bank, F.A.
2.81%, 5/3/2005	205,000,000	204,999,998
Wells Fargo Bank N.A.
2.80%, 5/5/2005	250,000,000	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,067,001,274)		3,067,001,274

Commercial Paper—48.7%

Abbey National North America LLC
2.82%, 5/6/2005	300,000,000	299,882,916
Amstel Funding Corp.
2.89%—3.01%, 5/26/2005—6/7/2005	268,605,000 [a]	267,872,128

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Bear Stearns Cos. Inc.
2.80%, 5/3/2005	190,000,000	189,970,550
Charta LLC
3.03%, 6/9/2005	100,000,000 [a]	99,672,833
Concord Minutemen Capital Co. LLC
2.84%, 5/9/2005	68,250,000 [a]	68,207,078
Crown Point Capital Co. LLC
2.82%—3.00%, 5/3/2005—5/25/2005	219,340,000 [a]	219,225,558
Deutsche Bank Financial LLC
2.94%, 5/2/2005	150,000,000	149,987,750
Fairway Finance Corp.
2.80%—3.01%, 5/4/2005—5/26/2005	202,295,000	201,982,510
Falcon Asset Securitization Corp.
2.81%—2.83%, 5/6/2005—5/9/2005	161,652,000 [a]	161,576,915
General Electric Capital Corp.
2.88%, 6/2/2005	100,000,000	99,745,777
General Electric Co.
2.86%, 5/12/2005	200,000,000	199,825,833
Goldman Sachs Group Inc.
2.80%, 5/3/2005	140,000,000	139,978,261
Govco Inc.
2.82%, 5/5/2005	50,000,000 [a]	49,984,389
Harrier Finance Funding
2.83%—3.01%, 5/9/2005—5/25/2005	56,000,000 [a]	55,929,199
HBOS PLC
2.88%, 6/7/2005	100,000,000	99,706,056
Long Lane Master Trust
2.82%, 5/5/2005	31,573,000 [a]	31,563,143
Mane Funding Corp.
2.82%, 5/6/2005	49,388,000 [a]	49,368,725
Mont Blanc Captial Corp.
3.00%, 5/26/2005	20,093,000 [a]	20,051,280
Norddeutsche Landesbank Luxembourg S.A.
2.80%, 5/3/2005	45,000,000	44,993,013
Northern Rock PLC
2.89%, 6/7/2005	100,000,000	99,705,028
Prudential Funding LLC
2.97%, 5/2/2005	63,000,000	62,994,803
Scaldis Capital LLC
2.80%—3.01%, 5/3/2005—5/26/2005	184,729,000 [a]	184,643,755

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Solitaire Funding LLC
3.01%, 5/23/2005—5/26/2005	119,888,000 [a]	119,655,087
Ticonderoga Funding
3.00%, 5/23/2005—5/26/2005	162,477,000 [a]	162,161,384
Windmill Funding Corp.
3.00%, 5/26/2005—5/31/2005	270,000,000 [a]	269,335,556
Total Commercial Paper
(cost $3,348,019,527)		3,348,019,527

Time Deposits—6.7%

KBC Bank N.V. (Grand Cayman)
3.00%, 5/2/2005	70,000,000	70,000,000
PNC Bank N.A. (Nassau)
2.94%, 5/2/2005	250,000,000	250,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.94%, 5/2/2005	145,000,000	145,000,000
Total Time Deposits
(cost $465,000,000)		465,000,000

Total Investments (cost $6,880,020,801)	100.0%	6,880,020,801
Cash and Receivables (Net)	.0%	1,541,704
Net Assets	100.0%	6,881,562,505

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $1,759,247,030 or 25.6% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	70.8	Finance	4.4
Asset backed-		Other	3.2
Multi Seller Programs	16.8
Brokerage	4.8		100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	6,880,020,801	6,880,020,801
Interest receivable		7,972,319
		6,887,993,120

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		807,614
Cash overdraft due to Custodian		5,623,001
		6,430,615

Net Assets ($)		6,881,562,505

Composition of Net Assets ($):
Paid-in capital		6,881,567,687
Accumulated net realized gain (loss) on investments		(5,182)

Net Assets ($)		6,881,562,505

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		6,368,073,146
Shares Outstanding		6,368,078,326
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		459,233,795
Shares Outstanding		459,233,795
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		54,229,818
Shares Outstanding		54,229,819
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		25,746
Shares Outstanding		25,747
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended April 30, 2005

Investment Income ($):
Interest Income	68,627,917
Expenses:
Management fee—Note 2(a)	2,985,365
Administration fee—Note 2(b)	1,492,683
Distribution fees—Note 2(c)	105,713
Total Expenses	4,583,761
Less—reduction in management fee
due to undertaking—Note 2(a)	(1,189,910)
Net Expenses	3,393,851
Investment Income—Net	65,234,066

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(4)
Net Increase in Net Assets Resulting from Operations	65,234,062

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2005	2004

Operations ($):
Investment income—net	65,234,066	2,252,888
Net realized gain (loss) on investments	(4)	(1,165)
Net Increase (Decrease) in Net Assets
Resulting from Operations	65,234,062	2,251,723

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage shares	(61,683,024)	(2,252,318)
Administrative Advantage shares	(3,500,183)	(231)
Investor Advantage shares	(50,506)	(190)
Participant Advantage shares	(353)	(149)
Total Dividends	(65,234,066)	(2,252,888)

Beneficial Interest Transactions
($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	34,865,957,071	4,246,896,666
Administrative Advantage shares	1,851,722,011	—
Investor Advantage shares	305,887,946	—
Participant Advantage shares	7	—
Dividends reinvested:
Institutional Advantage shares	32,958,175	257
Administrative Advantage shares	3,399,733	231
Investor Advantage shares	44,020	190
Participant Advantage shares	353	149
Cost of shares redeemed:
Institutional Advantage shares	(28,694,125,027)	(4,394,618,668)
Administrative Advantage shares	(1,395,913,498)	—
Investor Advantage shares	(251,727,613)	—
Participant Advantage shares	(3)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,718,203,175	(147,721,175)
Total Increase (Decrease) in Net Assets	6,718,203,171	(147,722,340)

Net Assets ($):
Beginning of Period	163,359,334	311,081,674
End of Period	6,881,562,505	163,359,334

See notes to financial statements.
The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Institutional Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.010	.013
Distributions:
Dividends from investment income—net	(.018)	(.010)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.80	1.00	1.46[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.15	.15[b]
Ratio of net expenses to average net assets	.11	.05	.05[b]
Ratio of net investment income
to average net assets	2.19	.99	1.38[b]

Net Assets, end of period ( $x 1,000)	6,368,073	163,283	311,006

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.

See notes to financial statements.

12

		Year Ended April 30,

Administrative Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.009	.013
Distributions:
Dividends from investment income—net	(.017)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.73	.91	1.40[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.22	.22[b]
Ratio of net expenses to average net assets	.18	.12	.12[b]
Ratio of net investment income
to average net assets	2.12	.92	1.31[b]

Net Assets, end of period ( $x 1,000)	459,234	26	25

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Investor Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.007	.011
Distributions:
Dividends from investment income—net	(.015)	(.007)	(.011)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.55	.75	1.21[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40	.40	.40[b]
Ratio of net expenses to average net assets	.36	.30	.30[b]
Ratio of net investment income
to average net assets	1.94	.74	1.13[b]

Net Assets, end of period ( $x 1,000)	54,230	25	25

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.

See notes to financial statements.

14

		Year Ended April 30,

Participant Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.006	.010
Distributions:
Dividends from investment income—net	(.014)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.39	.60	1.06[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.55	.55[b]
Ratio of net expenses to average net assets	.51	.45	.45[b]
Ratio of net investment income
to average net assets	1.79	.59	.98[b]

Net Assets, end of period ( $x 1,000)	26	25	25

a From June 3, 2002 (commencement of operations) to April 30, 2003. b Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2005, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held all of the outstanding Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

16

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has an unused capital loss carryover of $5,182 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $4,013 of the carryover expires in fiscal 2011, $1,165 expires in fiscal 2012 and $4 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2005 and April 30, 2004, respectively, were all ordinary income.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses. The Manager had undertaken from May 1, 2004 through April 30, 2005 to waive all or part of its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $1,189,910 during the period ended April 30, 2005.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing cer-

18

tain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage, and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2005, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $5,252, $100,359 and $102, respectively, pursuant to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $599,532, Rule 12b-1 distribution plan fees $29,553 and administration fees $297,548, which are offset against an expense reimbursement currently in effect in the amount of $119,019.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (one of the funds comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board
No. of Portfolios for which Board Member Serves: 193

———————
Clifford L. Alexander, Jr. (71)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 66

———————
Lucy Wilson Benson (77)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 40

22

David W. Burke (69)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84

———————
Whitney I. Gerard (70)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 38

———————
Arthur A. Hartman (79)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
• Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations:
• APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 38

———————
George L. Perry (71)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 38

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 23

STEPHEN E. CANTER, President since	JEFF PRUSNOFSKY, Secretary since
April 2002.	April 2002.
Chairman of the Board, Chief Executive	Associate General Counsel of the Manager,
Officer and Chief Operating Officer of the	and an officer of 24 investment companies
Manager, and an officer of 90 investment	(comprised of 88 portfolios) managed by the
companies (comprised of 184 portfolios)	Manager. He is 39 years old and has been an
managed by the Manager. Mr. Canter also is a	employee of the Manager since October 1990.

Board member and, where applicable, an	ROBERT R. MULLERY, Assistant Secretary
Executive Committee Member of the other	since January 2003.
investment management subsidiaries of Mellon
Financial Corporation, each of which is an	Associate General Counsel of the Manager,
affiliate of the Manager. He is 59 years old and	and an officer of 24 investment companies
has been an employee of the Manager since	(comprised of 58 portfolios) managed by the
May 1995.	Manager. He is 53 years old and has been an
employee of the Manager since May 1986.
STEPHEN R. BYERS, Executive Vice
President since November 2002.	STEVEN F. NEWMAN, Assistant Secretary
since April 2002.
Chief Investment Officer,Vice Chairman and a
director of the Manager, and an officer of 90	Associate General Counsel and Assistant
investment companies (comprised of 184	Secretary of the Manager, and an officer of 91
portfolios) managed by the Manager. Mr. Byers	investment companies (comprised of 200
also is an officer, director or an Executive	portfolios) managed by the Manager. He is 55
Committee Member of certain other	years old and has been an employee of the
investment management subsidiaries of Mellon	Manager since July 1980.
Financial Corporation, each of which is an	JAMES WINDELS, Treasurer since
affiliate of the Manager. He is 51 years old and	April 2002.
has been an employee of the Manager since
January 2000.	Director – Mutual Fund Accounting of the
Manager, and an officer of 91 investment
CHARLES CARDONA, Executive Vice	companies (comprised of 200 portfolios)
President since April 2002.	managed by the Manager. He is 46 years old
Vice Chairman and a Director of the Manager,	and has been an employee of the Manager
Executive Vice President of the Distributor,	since April 1985.
President of Dreyfus Institutional Services	ROBERT ROBOL, Assistant Treasurer
Division, and an officer of 13 investment	since August 2003.
companies (comprised of 17 portfolios)
managed by the Manager. He is 49 years old	Senior Accounting Manager – Money Market
and has been an employee of the Manager	Funds of the Manager, and an officer of 38
since February 1981.	investment companies (comprised of 83
portfolios) managed by the Manager. He is 41
MARK N. JACOBS, Vice President since	years old and has been an employee of the
April 2002.	Manager since October 1988.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 91 investment companies (comprised
of 200 portfolios) managed by the Manager.
He is 59 years old and has been an employee
of the Manager since June 1977.

OFFICERS OF THE FUND (Unaudited)

24

KENNETH J. SANDGREN, Assistant	WILLIAM GERMENIS, Anti-Money
Treasurer since April 2002.	Laundering Compliance Officer since
Mutual Funds Tax Director of the Manager,	October 2002.
and an officer of 91 investment companies	Vice President and Anti-Money Laundering
(comprised of 200 portfolios) managed by the	Compliance Officer of the Distributor, and the
Manager. He is 50 years old and has been an	Anti-Money Laundering Compliance Officer
employee of the Manager since June 1993.	of 88 investment companies (comprised of 197

JOSEPH W. CONNOLLY, Chief Compliance	portfolios) managed by the Manager. He is 34
Officer since October 2004.	years old and has been an employee of the
Distributor since October 1998.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 47 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 25

For More Information

Dreyfus Institutional	Transfer Agent &
Cash Advantage Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager and Administrator	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Plus Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Cash Advantage Plus Fund for the 12-month period ended April 30, 2005. During the reporting period, the fund produced yields of 1.71% for Administrative shares, 1.39% for Participant shares, 1.78% for Institutional shares and 1.53% for Investor shares.Taking into account the effects of compounding, the fund produced effective yields1 of 1.73% for Administrative shares, 1.39% for Participant shares, 1.80% for Institutional shares and 1.55% for Investor shares.2

The Economy

The reporting period was characterized by steadily rising interest rates in a moderately growing U.S. economy. In April 2004, just as the reporting period began, an unexpectedly strong employment report and rising energy prices led to renewed investors’ concerns that long-dormant inflationary pressures might be reemerging, and money market yields began to rise from historical lows at the longer end of the maturity spectrum.At the same time, longer-term bond prices fell sharply as investors revised their inflation expectations higher.

While the Federal Reserve Board (the “Fed”) left interest rates unchanged in May, it indicated that future rate hikes were likely to be “measured,” and investors began to anticipate that the Fed might tighten monetary policy as early as the next meeting of the Federal Open Market Committee (“FOMC”) in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years. Because most investors had anticipated the Fed’s initial move, the money markets had already reflected its impact.

However, the economy appeared to hit a “soft patch” in the summer as the number of jobs created in June and July failed to meet expectations.As a result, longer-term bond prices rallied, and their yields

2

fell. Money market yields rose, however, when the Fed again increased the federal funds rate at the August and September FOMC meetings.

Economic activity continued to gather momentum in the fall of 2004, and energy prices hit their 2004 peak in October amid rising global demand for a limited supply of oil and gas. In November, the end of the presidential election lifted a cloud of uncertainty from the financial markets, as evidenced by a strong stock market rally near year-end. At its December 2004 FOMC meeting, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend, albeit at a somewhat slower rate than is typical during economic recoveries. Indeed, it was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

As most analysts expected, the Fed raised its target for the federal funds rate another 25 basis points to 2.5% at its FOMC meeting in February 2005. The seventh rate hike of the current tightening cycle followed in late March. In its announcement of the March rate increase the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.”This more hawkish tone, together with additional evidence of economic strength, caused investors’ inflation concerns to intensify.

Even as the Fed’s fuelled inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added a stronger-than-expected 274,000 jobs in April, and employment statistics for February and March were revised upward by 93,000 jobs. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties encountered by the airline and automotive industries largely were regarded as threats to consumer and business confidence and spending in the months ahead.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Portfolio Focus

As inflationary pressures and expectations of higher interest rates intensified early in the reporting period, we began to shift toward a more defensive investment posture by allowing the fund’s weighted average maturity to fall toward a range shorter than industry averages.

Just days after the reporting period’s end, the Fed implemented its eighth consecutive rate hike, increasing the federal funds rate to 3%. Like many market participants, we expect further increases in short-term interest rates as the Fed attempts to reach a “neutral” posture, but we believe that recent economic cross-currents have made the Fed more sensitive to incoming economic data. Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and capture potentially higher yields should they become available.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield for its Administrative shares, Participant shares, Institutional shares and Investor shares would have been 1.67%, 1.35%, 1.74% and 1.49%, respectively.The fund’s effective yield would have been 1.68%, 1.36%, 1.75% and 1.50%, respectively.

4

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .55	$ .90	$ 1.79	$ 2.54
Ending value (after expenses)	$1,011.50	$1,011.20	$1,010.30	$1,009.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30,				2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .55	$ .90	$ 1.81	$ 2.56
Ending value (after expenses)	$1,024.25	$1,023.90	$1,023.01	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .11% for Institutional Advantage, .18% for Administrative Advantage, .36% for Investor Advantage, and .51% for Participant Advantage; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
April 30, 2005

	Principal
Negotiable Bank Certificates of Deposit—33.3%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argenteria,
S.A. (Yankee) 2.82%—3.00%,
5/9/2005—5/31/2005	75,000,000	75,000,000
Barclays Bank PLC (Yankee)
3.00%, 5/31/2005	50,000,000	50,000,000
Canadian Imperial Bank
of Commerce (Yankee)
2.80%, 5/5/2005	50,000,000	50,000,000
Credit Suisse (Yankee)
2.80%, 5/2/2005	50,000,000	50,000,000
Eurohypo AG (Yankee)
3.00%, 5/26/2005	50,000,000	50,000,346
KBC Bank N.V. (London)
2.84%, 5/5/2005	50,000,000	50,000,055
Svenska Handelsbanken (Yankee)
2.80%—3.00%, 5/3/2005—5/31/2005	75,000,000	75,000,104
Toronto-Dominion Bank (Yankee)
2.88%, 6/8/2005	34,000,000	34,000,000
Union Bank of California, N.A.
3.00%, 5/26/2005	50,000,000	50,000,000
Wells Fargo Bank N.A.
2.80%, 5/5/2005	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $534,000,505)		534,000,505

Commercial Paper—53.8%

Abbey National North America LLC
2.82%, 5/6/2005	50,000,000	49,980,486
Amstel Funding Corp.
2.89%, 6/7/2005	50,000,000 [a]	49,852,514
BNP Paribas Finance Inc.
2.97%, 5/2/2005	60,000,000	59,995,050

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Bear Stearns Cos. Inc.
2.80%, 5/3/2005	40,000,000	39,993,800
Citigroup Global Markets Holdings Inc.
2.95%, 5/2/2005	61,400,000	61,394,969
Crown Point Capital Co. LLC
3.00%, 5/25/2005	25,192,000 [a]	25,141,784
Depfa Bank PLC
2.88%, 6/6/2005	50,000,000	49,857,250
Deutsche Bank Financial LLC
2.94%, 5/2/2005	60,000,000	59,995,100
FCAR Owner Trust
2.88%, 6/6/2005	54,600,000	54,443,844
Fairway Finance Corp.
3.01%, 5/26/2005	40,000,000 [a]	39,916,667
General Electric Capital Corp.
2.88%, 6/2/2005	50,000,000	49,872,889
General Electric Co.
2.86%, 5/12/2005	40,000,000	39,965,167
Giro Funding US Corp.
2.81%, 5/3/2005	50,000,000 [a]	49,992,222
Goldman Sachs Group Inc.
2.80%, 5/2/2005	55,000,000	54,995,730
Prudential Funding LLC
2.97%, 5/2/2005	60,000,000	59,995,050
Sigma Finance
2.88%, 6/3/2005	16,200,000 [a]	16,157,529
Solitaire Funding LLC
2.81%, 5/4/2005	45,000,000 [a]	44,989,500
Windmill Funding Corp.
3.00%, 5/31/2005	57,200,000 [a]	57,057,476
Total Commercial Paper
(cost $863,597,027)		863,597,027

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits—13.1%	Amount ($)	Value ($)

Chase Manhattan Bank USA (Grand Cayman)
2.93%, 5/2/2005	60,000,000	60,000,000
PNC Bank N.A. (Nassau)
2.94%, 5/2/2005	70,000,000	70,000,000
Societe Generale NA Inc. (Grand Cayman)
2.94%, 5/2/2005	60,000,000	60,000,000
State Street Bank and Trust Co. (Grand Cayman)
2.94%, 5/2/2005	21,000,000	21,000,000
Total Time Deposits
(cost $211,000,000)		211,000,000

Total Investments (cost $1,608,597,532)	100.2%	1,608,597,532
Liabilities, Less Cash and Receivables	(.2%)	(2,561,509)
Net Assets	100.0%	1,606,036,023

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $283,107,692 or 17.6% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	63.6	Asset backed-Securities
Asset backed-Multi Seller Programs	10.0	Arbitrage Vehicles	3.1
Finance	9.4	Asset backed-Structured
Brokerage	5.9	Investment Vehicles	1.1
Insurance	3.7
Asset backed-Single Seller Programs	3.4		100.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,608,597,532	1,608,597,532
Interest receivable		984,814
		1,609,582,346

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		175,348
Cash overdraft due to Custodian		3,370,975
		3,546,323

Net Assets ($)		1,606,036,023

Composition of Net Assets ($):
Paid-in capital		1,606,041,276
Accumulated net realized gain (loss) on investments		(5,253)

Net Assets ($)		1,606,036,023

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		1,604,460,573
Shares Outstanding		1,604,465,824
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		1,523,845
Shares Outstanding		1,523,845
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		25,859
Shares Outstanding		25,860
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		25,746
Shares Outstanding		25,747
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended April 30, 2005

Investment Income ($):
Interest Income	20,071,055
Expenses:
Management fee—Note 2(a)	977,097
Administration fee—Note 2(b)	488,548
Distribution fees—Note 2(c)	23,830
Total Expenses	1,489,475
Less—reduction in management fee
due to undertaking—Note 2(a)	(435,659)
Net Expenses	1,053,816
Investment Income—Net, representing increase in
net assets resulting from operations	19,017,239

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2005	2004

Operations ($):
Investment income—net	19,017,239	2,255,915
Net realized gain (loss) on investments	—	(1,206)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,017,239	2,254,709

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage shares	(18,898,605)	(2,255,341)
Administrative Advantage shares	(5,157)	(234)
Investor Advantage shares	(5,416)	(189)
Participant Advantage shares	(108,061)	(151)
Total Dividends	(19,017,239)	(2,255,915)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	7,567,447,974	4,246,896,669
Administrative Advantage shares	2,174,576	—
Investor Advantage shares	1,550,003	—
Participant Advantage shares	12,886,536	250
Dividends reinvested:
Institutional Advantage shares	1,522,514	253
Administrative Advantage shares	4,608	234
Investor Advantage shares	4,369	189
Participant Advantage shares	354	151
Cost of shares redeemed:
Institutional Advantage shares	(6,127,792,766)	(4,394,618,668)
Administrative Advantage shares	(680,888)	—
Investor Advantage shares	(1,553,978)	—
Participant Advantage shares	(12,886,787)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,442,676,515	(147,720,922)
Total Increase (Decrease) in Net Assets	1,442,676,515	(147,722,128)

Net Assets ($):
Beginning of Period	163,359,508	311,081,636
End of Period	1,606,036,023	163,359,508

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Institutional Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.010	.013
Distributions:
Dividends from investment income—net	(.018)	(.010)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.80	1.00	1.46[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.15	.15[b]
Ratio of net expenses to average net assets	.11	.05	.05[b]
Ratio of net investment income
to average net assets	1.95	1.00	1.38[b]

Net Assets, end of period ( $x 1,000)	1,604,461	163,283	311,006

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.
See notes to financial statements.

12

		Year Ended April 30,

Administrative Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.009	.013
Distributions:
Dividends from investment income—net	(.017)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.73	.93	1.40[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.22	.22[b]
Ratio of net expenses to average net assets	.18	.12	.12[b]
Ratio of net investment income
to average net assets	1.88	.91	1.31[b]

Net Assets, end of period ( $x 1,000)	1,524	26	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Investor Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.007	.011
Distributions:
Dividends from investment income—net	(.015)	(.007)	(.011)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.55	.75	1.21[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40	.40	.40[b]
Ratio of net expenses to average net assets	.36	.30	.30[b]
Ratio of net investment income
to average net assets	1.70	.75	1.13[b]

Net Assets, end of period ( $x 1,000)	26	25	25

[a]	From June 3, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.
See notes to financial statements.

14

		Year Ended April 30,

Participant Advantage Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.006	.010
Distributions:
Dividends from investment income—net	(.014)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.39	.60	1.06[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.55	.55[b]
Ratio of net expenses to average net assets	.51	.45	.45[b]
Ratio of net investment income
to average net assets	1.55	.60	.98[b]

Net Assets, end of period ( $x 1,000)	26	26	25

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage.Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2005, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held all of the outstanding Investor Advantage and Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

16

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has an unused capital loss carryover of $5,253 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $4,047 of the carryover expires in fiscal 2011 and $1,206 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2005 and April 30, 2004, were all ordinary income.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, and extraordinary expenses.The Manager had undertaken from May 1, 2004 to April 30, 2005 to waive all or part of its management fee.The reduction in management pursuant to the undertaking, amounted to $435,659 during the period ended April 30, 2005.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such

18

as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07, ..25 and .40 of 1% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2005, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $155, $654 and $23,021, respectively, pursuant to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $133,182, Rule 12b-1 distribution plan fees $2,048 and administration fees $66,863, which are offset against an expense reimbursement currently in effect in the amount of $26,745.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Plus Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Plus Fund (one of the funds comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Plus Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board
No. of Portfolios for which Board Member Serves: 193

———————
Clifford L. Alexander, Jr. (71)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 66

———————
Lucy Wilson Benson (77)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 40

22

David W. Burke (69)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84

———————
Whitney I. Gerard (70)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 38

———————
Arthur A. Hartman (79)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
• Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations:
• APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 38

———————
George L. Perry (71)
Board Member (2003)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 38

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 23

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	JEFF PRUSNOFSKY, Secretary since
April 2002.	April 2002.
Chairman of the Board, Chief Executive	Associate General Counsel of the Manager,
Officer and Chief Operating Officer of the	and an officer of 24 investment companies
Manager, and an officer of 90 investment	(comprised of 88 portfolios) managed by the
companies (comprised of 184 portfolios)	Manager. He is 39 years old and has been an
managed by the Manager. Mr. Canter also is a	employee of the Manager since October 1990.

Board member and, where applicable, an	ROBERT R. MULLERY, Assistant Secretary
Executive Committee Member of the other	since January 2003.
investment management subsidiaries of Mellon
Financial Corporation, each of which is an	Associate General Counsel of the Manager,
affiliate of the Manager. He is 59 years old and	and an officer of 24 investment companies
has been an employee of the Manager since	(comprised of 58 portfolios) managed by the
May 1995.	Manager. He is 53 years old and has been an
employee of the Manager since May 1986.
STEPHEN R. BYERS, Executive Vice
President since November 2002.	STEVEN F. NEWMAN, Assistant Secretary
since April 2002.
Chief Investment Officer,Vice Chairman and a
director of the Manager, and an officer of 90	Associate General Counsel and Assistant
investment companies (comprised of 184	Secretary of the Manager, and an officer of 91
portfolios) managed by the Manager. Mr. Byers	investment companies (comprised of 200
also is an officer, director or an Executive	portfolios) managed by the Manager. He is 55
Committee Member of certain other	years old and has been an employee of the
investment management subsidiaries of Mellon	Manager since July 1980.
Financial Corporation, each of which is an	JAMES WINDELS, Treasurer since
affiliate of the Manager. He is 51 years old and	April 2002.
has been an employee of the Manager since
January 2000.	Director – Mutual Fund Accounting of the
Manager, and an officer of 91 investment
CHARLES CARDONA, Executive Vice	companies (comprised of 200 portfolios)
President since April 2002.	managed by the Manager. He is 46 years old
Vice Chairman and a Director of the Manager,	and has been an employee of the Manager
Executive Vice President of the Distributor,	since April 1985.
President of Dreyfus Institutional Services	ROBERT ROBOL, Assistant Treasurer
Division, and an officer of 13 investment	since August 2003.
companies (comprised of 17 portfolios)
managed by the Manager. He is 49 years old	Senior Accounting Manager – Money Market
and has been an employee of the Manager	Funds of the Manager, and an officer of 38
since February 1981.	investment companies (comprised of 83
portfolios) managed by the Manager. He is 41
MARK N. JACOBS, Vice President since	years old and has been an employee of the
April 2002.	Manager since October 1988.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 91 investment companies (comprised
of 200 portfolios) managed by the Manager.
He is 59 years old and has been an employee
of the Manager since June 1977.

24

KENNETH J. SANDGREN, Assistant	WILLIAM GERMENIS, Anti-Money
Treasurer since April 2002.	Laundering Compliance Officer since
Mutual Funds Tax Director of the Manager,	October 2002.
and an officer of 91 investment companies	Vice President and Anti-Money Laundering
(comprised of 200 portfolios) managed by the	Compliance Officer of the Distributor, and the
Manager. He is 50 years old and has been an	Anti-Money Laundering Compliance Officer
employee of the Manager since June 1993.	of 88 investment companies (comprised of 197

JOSEPH W. CONNOLLY, Chief Compliance	portfolios) managed by the Manager. He is 34
Officer since October 2004.	years old and has been an employee of the
Distributor since October 1998.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 47 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 25

For More Information

Dreyfus Institutional	Transfer Agent &
Cash Advantage Plus Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager and Administrator	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,070 in 2004 and $38,016 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2004 and $-0- in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $273,500 in 2004 and $-0- in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $7,468 in 2004 and $4,985 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2004 and $2 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $611,435 in 2004 and $686,197 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 27, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 27, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)